Tax - Summary of Reconciliation of Tax Charge (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Disclosure of income tax reconciliation [line items]
Net effect of different rates of tax in overseas business	1.50%	6.30%		6.80%
Aggregate percentage points	0.70%
Deferred tax assets	$ 134	$ 126	[1]
UK [Member]
Disclosure of income tax reconciliation [line items]
Deferred tax assets	113	$ 109
UK [Member] | Maximum [member]
Disclosure of income tax reconciliation [line items]
Change in future UK corporation tax rate				25.00%
UK [Member] | Bottom of range [member]
Disclosure of income tax reconciliation [line items]
Change in future UK corporation tax rate				19.00%
UAE [Member]
Disclosure of income tax reconciliation [line items]
Deferred tax assets	$ 9
Before exceptional items and System Funds [member] | United States [member]
Disclosure of income tax reconciliation [line items]
Net effect of different rates of tax in overseas business	1.30%	6.90%		7.10%
Before Exceptional Items System Funds And Foreign Exchange Gains [Member]
Disclosure of income tax reconciliation [line items]
Net effect of different rates of tax in overseas business	0.60%	1.00%		0.70%

[1]	Re-presented for the adoption of IFRS 17 ‘Insurance Contracts’ (see New accounting standards and other presentational changes).